PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 102.9% of Net Assets
	ABS Car Loan – 8.4%
$1,195,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class C, 3.880%, 4/13/2026, 144A	$1,243,614
1,525,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	1,545,486
4,500,000	American Credit Acceptance Receivables Trust, Series 2020-1A, Class C, 2.190%, 3/13/2026, 144A	4,480,609
2,000,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/2024	2,103,063
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.360%, 2/18/2025	1,558,705
280,437	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A	281,223
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	605,501
900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	911,952
6,040,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A	5,955,515
615,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 8/20/2026, 144A	597,353
2,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	2,724,445
2,750,000	Bank of The West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,823,915
3,100,000	California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,128,970
3,950,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	4,047,481
1,370,000	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.070%, 3/19/2025, 144A	1,394,641
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,676,542
1,655,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11/15/2023	1,669,004
1,050,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	1,058,603
1,285,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,312,223
1,465,000	CarMax Auto Owner Trust, Series 2019-4, Class B, 2.320%, 7/15/2025	1,495,074
32,301	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	32,357
658,188	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.330%, 8/15/2024, 144A	667,049
1,067,085	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,075,167
1,675,000	CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023, 144A	1,691,294
2,035,000	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	2,070,240

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	$4,075,680
2,000,000	Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.550%, 8/15/2027, 144A(a)	2,033,800
2,360,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.860%, 1/16/2029, 144A	2,418,947
910,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	922,414
2,800,000	Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1/15/2025	2,858,200
1,000,000	Drive Auto Receivables Trust, Series 2019-2, Class C, 3.420%, 6/16/2025	1,017,106
1,775,000	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	1,807,954
1,200,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,226,895
3,360,000	First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.710%, 12/15/2025, 144A	3,417,448
2,245,000	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	2,265,139
14,785	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	14,805
1,329,000	Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024, 144A	1,359,887
2,800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	2,881,315
1,826,000	Flagship Credit Auto Trust, Series 2019-4, Class C, 2.770%, 12/15/2025, 144A	1,850,619
3,500,000	Flagship Credit Auto Trust, Series 2020-1, Class C, 2.240%, 1/15/2026, 144A	3,517,237
750,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	778,978
3,335,000	Ford Credit Auto Owner Trust, Series 2020-A, Class C, 3.490%, 10/15/2026	3,425,731
3,025,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A, 2.040%, 8/15/2031, 144A	3,081,268
1,650,000	Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.040%, 12/15/2026	1,652,125
2,250,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/18/2025, 144A	2,270,126
712,251	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A	714,443
2,270,000	GLS Auto Receivables Trust, Series 2020-1A, Class B, 2.430%, 11/15/2024, 144A	2,293,810
80,313	Motor PLC, Series 2017-1A, Class A1, 1-month LIBOR + 0.530%, 0.715%, 9/25/2024, 144A(b)	80,277
1,670,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 0.825%, 2/15/2023, 144A(b)	1,656,696
1,705,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	1,728,815
1,100,000	NextGear Floorplan Master Owner Trust, Series 2019-1A, Class A2, 3.210%, 2/15/2024, 144A	1,110,244
5,300,000	NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A1, 1-month LIBOR + 0.700%, 0.885%, 10/15/2024, 144A(b)	5,080,724

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$5,000,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A	$4,749,830
2,000,000	Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.750%, 10/15/2024, 144A	2,043,295
770,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	792,936
4,450,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	4,891,093
2,830,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.070%, 8/15/2024	2,896,270
2,220,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	2,257,800
1,680,000	United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.160%, 8/12/2024, 144A	1,700,698
2,260,000	United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.150%, 2/10/2025, 144A	2,260,556
150,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	150,305
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	530,003

		123,963,495

	ABS Credit Card – 1.0%
3,930,000	Delamare Cards MTN Issuer PLC, Series 2018-1A, Class A1, 1-month LIBOR + 0.700%, 0.894%, 11/19/2025, 144A(a)(b)	3,924,624
4,100,000	World Financial Network Credit Card Master Trust, Series 2019-B, Class A, 2.490%, 4/15/2026	4,192,544
2,695,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	2,748,774
4,220,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	4,188,859

		15,054,801

	ABS Home Equity – 4.5%
3,576,343	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(c)	3,677,647
2,016,100	Bayview Koitere Fund Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(c)	2,131,121
1,200,317	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	1,229,431
1,059,646	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)(c)	1,083,298
1,058,837	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(a)(c)	1,083,072
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(c)	1,455,926
1,657,788	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(a)(c)	1,689,799
1,448,850	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M2, 4.000%, 1/25/2066, 144A(c)	1,467,186
11,195	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(a)	11,188
594,250	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	604,460

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$1,526,707	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	$1,573,339
1,959,823	CoreVest American Finance Trust, Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	2,013,567
2,717,032	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	2,787,248
2,886,987	CoreVest American Finance Trust, Series 2020-2, Class A, 3.376%, 5/15/2052, 144A	3,148,465
17,762	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.595%, 7/25/2021(c)(d)(e)	17,142
28,431	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)(d)(e)	28,106
1,279,268	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 2.035%, 10/25/2027(a)(b)	1,277,430
2,412,397	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(c)	2,495,373
826,758	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.810%, 8/25/2060, 144A(b)	825,347
1,537,345	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 4.092%, 5/19/2034(c)	1,536,075
61,425,093	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.434%, 11/25/2048, 144A(c)(d)(e)(f)(g)	523,034
539,187	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(c)	565,757
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(c)	1,713,759
213,731	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	216,201
1,704,121	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058, 144A(a)(c)	1,799,726
3,537,221	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(c)	3,701,674
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.751%, 9/25/2057, 144A(c)	4,231,678
48,047	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.496%, 7/25/2035(c)(d)(e)	40,241
1,045,504	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(c)	1,087,423
1,581,815	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(c)	1,645,861
399,257	Progress Residential Trust, Series 2017-SFR2, Class A, 2.897%, 12/17/2034, 144A	400,958
1,647,995	Progress Residential Trust, Series 2018-SFR1, Class A, 3.255%, 3/17/2035, 144A	1,666,686
2,270,000	Progress Residential Trust, Series 2019-SFR2, Class B, 3.446%, 5/17/2036, 144A	2,337,396
585,000	Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/18/2037, 144A	594,610
11,926	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)(e)	10,707
97,478	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)(e)	90,223

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$2,679	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)(e)	$2,562
1,337,025	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(c)	1,374,174
2,167,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.685%, 2/25/2057, 144A(b)	1,992,768
554,127	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)(c)	559,550
725,233	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(a)(c)	729,361
1,604,414	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)(c)	1,722,354
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(c)	2,349,500
1,010,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058, 144A(c)	1,090,667
3,027,505	Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A(a)	3,146,573
1,700,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,769,978
1,757,946	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 3.932%, 11/25/2036(c)	1,571,640

		67,070,281

	ABS Other – 5.4%
3,666,462	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	3,702,612
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	328,634
1,608,047	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	1,349,714
2,218,203	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	1,940,345
1,051,000	CCG Receivables Trust, Series 2018-1, Class B, 3.090%, 6/16/2025, 144A	1,058,676
1,155,000	CCG Receivables Trust, Series 2019-1, Class B, 3.220%, 9/14/2026, 144A	1,181,951
26,144	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	26,113
805,829	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.120%, 11/15/2029, 144A	811,385
4,000,000	Chesapeake Funding II LLC, Series 2018-1A, Class B, 3.450%, 4/15/2030, 144A	4,099,105
660,000	CNH Equipment Trust, Series 2020-A, Class A4, 1.510%, 4/15/2027	683,163
1,000,000	Dell Equipment Finance Trust, Series 2020-1, Class C, 4.260%, 6/22/2023, 144A	1,033,321
1,704,416	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	1,738,117
2,897,979	Diamond Resorts Owner Trust, Series 2019-1, Class A, 2.890%, 2/20/2032, 144A	2,910,465
735,050	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039, 144A	743,121

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$3,490,711	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	$3,149,386
708,817	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	623,492
2,252,089	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	1,880,512
1,214,030	Lending Point Asset Securitization Trust, Series 2020-1, Class A, 2.512%, 2/10/2026, 144A	1,210,183
1,195,354	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,044,860
234,033	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	200,474
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042, 144A	308,862
1,620,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.790%, 2/14/2031, 144A	1,671,697
5,950,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	6,257,936
2,362,212	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A(a)	2,377,949
2,030,000	PFS Financing Corp., Series 2020-A, Class A, 1.270%, 6/16/2025, 144A	2,050,188
4,196,556	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	3,712,757
3,955,000	SCF Equipment Trust LLC, Series 2018-1A, Class B, 3.970%, 12/20/2025, 144A	3,987,435
734,748	Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.500%, 6/20/2035, 144A	746,675
4,294,518	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.590%, 5/20/2036, 144A	4,293,566
260,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.685%, 9/15/2032(b)	248,631
225,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.671%, 9/15/2032(b)	213,810
456,076	SoFi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	459,581
2,954,799	SoFi Consumer Loan Program Trust, Series 2018-3, Class A2, 3.670%, 8/25/2027, 144A	2,990,491
332,862	SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.010%, 4/25/2028, 144A	337,230
1,053,455	SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028, 144A	1,068,075
4,235,000	SoFi Consumer Loan Program Trust, Series 2021-B, Class B, 2.250%, 1/25/2029, 144A	4,238,490
2,941,143	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	2,959,058
717,229	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	590,400
801,167	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	796,276
265,299	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	263,667
2,150,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	2,144,901

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$4,441,775	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	$3,869,581
2,417,090	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	2,419,338
930,000	Wheels SPV 2 LLC, Series 2018-1A, Class A4, 3.410%, 4/20/2027, 144A	949,440
1,106,210	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	1,116,254

		79,787,917

	ABS Student Loan – 2.9%
1,450,000	Commonbond Student Loan Trust, Series 2020, Class A, 1.980%, 8/25/2050, 144A	1,463,133
484,147	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	489,958
4,154,940	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	4,276,110
2,512,633	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	2,603,691
3,135,000	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	3,234,139
3,851,635	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	4,004,579
1,480,000	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069, 144A	1,501,867
710,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	712,450
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A	1,568,834
948,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.694%, 6/15/2032(b)	901,653
150,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.679%, 6/15/2032(b)	143,564
296,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.678%, 3/15/2033(b)	292,349
4,418,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.674%, 3/15/2033(b)	4,203,025
2,787,437	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 0.985%, 2/15/2036, 144A(a)(b)	2,730,852
2,341,666	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A(a)	2,433,524
1,784,137	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(a)	1,847,891
1,214,945	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(a)	1,226,021
2,364,738	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A(a)	2,417,181
1,735,000	SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.950%, 2/15/2046, 144A	1,760,519
5,715,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	5,916,385

		43,727,725

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Whole Business – 1.6%
$2,714,200	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	$2,759,190
3,259,200	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	3,117,533
1,751,763	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	1,894,233
2,014,125	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	2,144,116
372,400	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	394,115
3,959,475	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,834,712
1,223,850	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	1,054,298
2,570,267	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,691,134
1,723,750	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.940%, 11/25/2048, 144A	1,862,857
3,612,375	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	3,815,246
594,000	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	619,185

		24,186,619

	Agency Commercial Mortgage-Backed Securities – 8.2%
262,898	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.648%, 11/25/2022(b)	263,124
1,320,000	Federal National Mortgage Association, Series 2017-M12, Class A2, 3.181%, 6/25/2027(c)	1,469,484
7,610,000	Federal National Mortgage Association, Series 2018-M4, Class A2, 3.147%, 3/25/2028(a)(c)	8,586,310
3,422,956	FHLMC Multifamily Structured Pass Through Certificates, Series K-1513, Class X1, IO, 0.999%, 8/25/2034(c)(f)	279,675
18,393,645	FHLMC Multifamily Structured Pass Through Certificates, Series K-103, Class X1, 0.757%, 11/25/2029(c)(f)	914,790
13,745,000	FHLMC Multifamily Structured Pass Through Certificates, Series K-108, Class X1, 1.810%, 3/25/2030(c)(f)	1,851,850
20,932,987	FHLMC Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.703%, 10/25/2034(c)(f)	1,285,244
9,260,885	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.433%, 12/25/2021(c)(d)(e)(f)	122,404
373,196,866	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.384%, 2/25/2023(a)(c)(f)	2,151,480
78,482,735	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.323%, 4/25/2023(a)(c)(d)(e)(f)	415,024
32,241,922	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.870%, 10/25/2023(c)(f)	686,389
33,811,542	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.279%, 3/25/2024(c)(f)	1,183,887
37,843,316	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.856%, 9/25/2024(a)(c)(f)	970,954
76,482,621	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.488%, 3/25/2025(c)(f)	1,189,572

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$72,528,620	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.259%, 5/25/2025(c)(d)(e)(f)	$479,804
36,330,651	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.725%, 7/25/2025(c)(f)	943,492
41,778,130	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.679%, 9/25/2025(a)(c)(f)	1,021,413
16,993,772	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.792%, 11/25/2025(c)(f)	509,266
9,588,617	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 1.024%, 12/25/2025(c)(d)(e)(f)	397,340
16,756,989	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.310%, 1/25/2026(c)(f)	937,324
7,551,031	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.498%, 3/25/2026(c)(f)	499,029
28,292,749	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.323%, 7/25/2026(c)(f)	1,700,776
8,598,904	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 1.054%, 8/25/2026(c)(f)	422,347
25,657,562	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.433%, 9/25/2026(c)(f)	430,903
93,219,438	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.195%, 10/25/2026(c)(f)	517,825
17,552,223	FHLMC Multifamily Structured Pass Through Certificates, Series K105, Class X1, 1.645%, 1/25/2030(c)(f)	2,132,525
11,635,391	FHLMC Multifamily Structured Pass Through Certificates, Series K107, Class X1, IO, 1.592%, 1/25/2030(c)(f)	1,476,624
15,049,564	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.102%, 1/25/2031(c)(f)	1,124,330
2,496,437	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.336%, 1/25/2023(c)(d)(e)(f)	46,543
50,382,686	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.410%, 8/25/2025(c)(d)(e)(f)	344,543
33,897,235	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.440%, 12/25/2026(c)(f)	421,963
2,872,467	FNMA, 3.000%, 1/01/2028(a)	3,217,602
6,823,555	FNMA, 3.120%, 8/01/2027(a)	7,687,284
4,210,000	FNMA, 3.225%, 12/01/2029(a)	4,846,283
1,867,979	FNMA, 3.340%, 3/01/2029	2,146,136
3,000,000	FNMA, 3.410%, 4/01/2028(a)	3,451,658
2,216,259	FNMA, 3.430%, 5/01/2033(a)	2,504,940
6,174,070	FNMA, 3.880%, 6/01/2033(a)	7,173,271
55,494,030	Government National Mortgage Association, Series 2017-90, Class IO, 0.733%, 1/16/2059(c)(f)	3,134,264
5,156,730	Government National Mortgage Association, Series 2003-87, Class E, 4.670%, 8/16/2043(c)	5,337,965

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$4,480,698	Government National Mortgage Association, Series 2006-46, Class IO, 0.484%, 4/16/2046(c)(d)(e)(f)	$49,917
2,065,942	Government National Mortgage Association, Series 2006-51, Class IO, 0.971%, 8/16/2046(a)(c)(d)(e)(f)	57,722
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(a)(c)	4,895,023
1,328,345	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(a)(c)	1,437,444
4,712,840	Government National Mortgage Association, Series 2009-114, Class IO, 0.067%, 10/16/2049(c)(d)(e)(f)	740
3,970,059	Government National Mortgage Association, Series 2010-124, Class X, 0.291%, 12/16/2052(a)(c)(d)(e)(f)	35,494
258,733	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(c)(d)(e)(f)	11,520
2,810,634	Government National Mortgage Association, Series 2011-119, Class IO, 0.327%, 8/16/2051(c)(d)(e)(f)	20,706
13,597,614	Government National Mortgage Association, Series 2011-121, Class IO, 0.122%, 6/16/2043(a)(c)(d)(e)(f)	49,645
2,645,024	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(a)	3,605,427
13,503,126	Government National Mortgage Association, Series 2011-161, Class IO, 0.276%, 4/16/2045(c)(d)(e)(f)	111,613
3,624,880	Government National Mortgage Association, Series 2011-38, Class IO, 0.194%, 4/16/2053(a)(c)(d)(e)(f)	78,333
454,818	Government National Mortgage Association, Series 2011-53, Class IO, Zero Coupon, 5/16/2051(a)(c)(d)(e)(f)	432
4,249,375	Government National Mortgage Association, Series 2012-100, Class IC, 1.516%, 9/16/2050(c)(d)(e)(f)	105,374
3,230,810	Government National Mortgage Association, Series 2012-111, Class IC, 1.416%, 9/16/2050(c)(d)(e)(f)	74,419
49,864,529	Government National Mortgage Association, Series 2012-142, Class IO, 0.839%, 4/16/2054(a)(c)(f)	1,111,979
10,307,927	Government National Mortgage Association, Series 2012-23, Class IO, 0.321%, 6/16/2053(a)(c)(d)(e)(f)	119,964
18,269,792	Government National Mortgage Association, Series 2012-55, Class IO, 0.206%, 4/16/2052(a)(c)(d)(e)(f)	87,318
12,439,046	Government National Mortgage Association, Series 2012-70, Class IO, 0.359%, 8/16/2052(a)(c)(d)(e)(f)	107,562
13,776,281	Government National Mortgage Association, Series 2012-79, Class IO, 0.624%, 3/16/2053(c)(d)(e)(f)	357,573
56,028,268	Government National Mortgage Association, Series 2012-85, Class IO, 0.770%, 9/16/2052(a)(c)(f)	1,846,047
3,819,430	Government National Mortgage Association, Series 2013-175, Class IO, 0.543%, 5/16/2055(c)(d)(e)(f)	76,591
8,036,488	Government National Mortgage Association, Series 2014-101, Class IO, 0.817%, 4/16/2056(c)(f)	293,324
30,323,656	Government National Mortgage Association, Series 2014-130, Class IB, 0.837%, 8/16/2054(a)(c)(f)	1,026,616
26,285,832	Government National Mortgage Association, Series 2014-24, Class IX, 0.595%, 1/16/2054(a)(c)(d)(e)(f)	524,602
17,410,092	Government National Mortgage Association, Series 2014-70, Class IO, 0.775%, 3/16/2049(a)(c)(f)	657,579
13,036,499	Government National Mortgage Association, Series 2014-86, Class IO, 0.697%, 4/16/2056(c)(f)	427,885

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$29,364,992	Government National Mortgage Association, Series 2015-120, Class IO, 0.779%, 3/16/2057(a)(c)(f)	$1,255,412
57,113,409	Government National Mortgage Association, Series 2015-146, Class IB, 0.834%, 7/16/2055(a)(c)(f)	2,441,764
11,965,167	Government National Mortgage Association, Series 2015-171, Class IO, 0.867%, 11/16/2055(c)(f)	576,159
22,440,293	Government National Mortgage Association, Series 2015-189, Class IG, 0.897%, 1/16/2057(a)(c)(f)	1,188,110
12,715,722	Government National Mortgage Association, Series 2015-21, Class IO, 0.895%, 7/16/2056(c)(f)	578,981
28,599,782	Government National Mortgage Association, Series 2015-32, Class IO, 0.806%, 9/16/2049(a)(c)(f)	1,146,562
11,089,503	Government National Mortgage Association, Series 2015-68, Class IO, 0.740%, 7/16/2057(c)(d)(e)(f)	457,458
32,024,278	Government National Mortgage Association, Series 2015-70, Class IO, 0.974%, 12/16/2049(a)(c)(f)	1,223,007
23,596,565	Government National Mortgage Association, Series 2015-73, Class IO, 0.730%, 11/16/2055(a)(c)(f)	970,088
23,958,481	Government National Mortgage Association, Series 2016-143, Class IO, 0.936%, 10/16/2056(a)(f)	1,646,880
39,703,466	Government National Mortgage Association, Series 2016-6, Class IO, 0.649%, 2/16/2051(a)(c)(f)	1,454,267
45,362,946	Government National Mortgage Association, Series 2017-168, Class IO, 0.648%, 12/16/2059(a)(c)(f)	2,461,117
28,621,997	Government National Mortgage Association, Series 2018-133, Class IO, 0.613%, 6/16/2058(c)(f)	2,126,843
22,859,174	Government National Mortgage Association, Series 2018-2, Class IO, 0.751%, 12/16/2059(c)(f)	1,347,473
76,117,575	Government National Mortgage Association, Series 2018-82, Class IO, 0.501%, 5/16/2058(c)(f)	3,781,255
33,335,826	Government National Mortgage Association, Series 2018-96, Class IO, 0.517%, 8/16/2060(c)(f)	1,804,002
37,603,307	Government National Mortgage Association, Series 2019-75, Class IO, 0.915%, 12/16/2060(c)(f)	2,820,229
32,960,682	Government National Mortgage Association, Series 2019-94, Class IO, 0.930%, 8/16/2061(c)(f)	2,534,222

		121,260,315

	Collateralized Mortgage Obligations – 36.1%
3,318,484	Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.724%, 3/25/2047, 144A(a)(c)	3,446,908
43,716	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(d)(e)	46,612
46,975	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(a)(d)(e)	52,497
380,124	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 14.538%, 6/15/2023(c)(d)(e)	423,861
440,942	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033(d)(e)	483,659
121,516	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(a)(d)(e)(f)	30,183
96,790	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 8.816%, 11/15/2033(c)(d)(e)	105,495

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$181,993	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1-month LIBOR + 0.250%, 0.435%, 10/15/2034(a)(b)(d)(e)	$180,430
4,970,704	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(a)	5,849,830
1,567,391	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 18.054%, 5/15/2035(a)(c)	2,129,553
4,775,914	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.015%, 5/15/2036(a)(c)(f)	1,194,128
1,537,814	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 6.065%, 2/15/2038(c)(d)(e)(f)	341,972
839,993	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 17.207%, 2/15/2038(a)(c)	1,236,011
790,493	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 15.527%, 2/15/2038(a)(c)	1,081,398
928,497	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.838%, 6/15/2048(a)(c)(f)	996,950
1,785,000	Federal Home Loan Mortgage Corp., REMIC, Series 3599, Class DY, 4.500%, 11/15/2029	2,065,598
506,964	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037(d)(e)	585,603
966,051	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.884%, 12/15/2036(a)(c)(f)	1,048,793
2,246,849	Federal Home Loan Mortgage Corp., REMIC, Series 3641, Class PB, 5.000%, 3/15/2040	2,518,905
3,537,014	Federal Home Loan Mortgage Corp., REMIC, Series 3747, Class CS, 6.315%, 10/15/2040(c)(d)(e)(f)	616,854
1,937,290	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 9.531%, 1/15/2041(a)(c)	2,538,946
7,500,000	Federal Home Loan Mortgage Corp., REMIC, Series 3805, Class PB, 4.500%, 2/15/2041	8,687,718
360,817	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 8.855%, 2/15/2041(c)	473,010
256,300	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1-month LIBOR + 0.400%, 0.585%, 5/15/2037(a)(b)(d)(e)	255,130
4,639,000	Federal Home Loan Mortgage Corp., REMIC, Series 3848, Class WX, 5.000%, 4/15/2041(a)	5,471,730
3,087,151	Federal Home Loan Mortgage Corp., REMIC, Series 3922, Class SH, 5.715%, 9/15/2041(c)(d)(e)(f)	505,596
7,634,374	Federal Home Loan Mortgage Corp., REMIC, Series 4034, Class GB, 4.500%, 4/15/2032	8,785,431
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 23.076%, 8/15/2040(a)(c)	3,424,500
2,072,703	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 5.965%, 8/15/2032(c)(d)(e)(f)	312,887
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(a)	2,020,410
841,356	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1-month LIBOR + 0.300%, 0.485%, 2/15/2042(a)(b)	838,940
6,899,493	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 3.084%, 6/15/2039(c)(d)(e)(f)	401,726
9,523,179	Federal Home Loan Mortgage Corp., REMIC, Series 4367, Class MZ, 4.000%, 7/15/2044(a)	11,086,010
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	824,880

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$357,917	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)(d)(e)	$414,380
425,382	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)(d)(e)	454,435
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,639,957
3,516,611	Federal Home Loan Mortgage Corp., REMIC, Series 4512, Class IE, 4.500%, 3/15/2044(f)	505,349
10,792,782	Federal Home Loan Mortgage Corp., REMIC, Series 4672, Class SP, 5.915%, 4/15/2047(c)(f)	1,571,787
5,029,557	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(f)	469,555
2,223,211	Federal Home Loan Mortgage Corp., REMIC, Series 4860, Class CY, 3.500%, 8/15/2047	2,565,484
2,751,785	Federal Home Loan Mortgage Corp., REMIC, Series 4949, Class BP, 3.000%, 2/25/2050	3,139,210
374,399	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(a)(d)(e)(f)	70,484
1,393,945	Federal Home Loan Mortgage Corp., Series 3229, Class BI, 6.435%, 10/15/2036(c)(d)(e)(f)	310,045
1,256,626	Federal Home Loan Mortgage Corp., Series 3459, Class MB, 5.000%, 6/15/2038	1,431,692
4,069,166	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046(a)	4,438,568
214,271	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1-month LIBOR + 0.400%, 0.585%, 11/15/2040(b)(d)(e)	211,974
2,170,761	Federal Home Loan Mortgage Corp., Series 4268, Class DL, 2.500%, 11/15/2028(a)	2,332,811
1,655,138	Federal Home Loan Mortgage Corp., Series 4290, Class QB, 2.500%, 1/15/2029	1,762,511
5,565,263	Federal Home Loan Mortgage Corp., Series 4774, Class KZ, 4.500%, 1/15/2048	6,977,615
10,998,364	Federal Home Loan Mortgage Corp., Series 4838, Class UZ, 4.500%, 8/15/2048(a)	12,806,563
2,791,936	Federal Home Loan Mortgage Corp., Series 4840, Class KY, 4.500%, 11/15/2048	3,519,811
1,961,719	Federal Home Loan Mortgage Corp., Series 4895, Class GF, 1-month LIBOR + 0.400%, 0.770%, 11/15/2043(b)	1,976,704
6,435,568	Federal Home Loan Mortgage Corp., Series 4930, Class PY, 3.500%, 11/25/2049	7,553,556
2,875,525	Federal National Mortgage Association, Series 2012-14, Class MS, 6.316%, 3/25/2042(c)(f)	658,904
2,634,940	Federal National Mortgage Association, Series 2012-21, Class SB, 5.766%, 3/25/2042(c)(d)(e)(f)	330,466
4,384,808	Federal National Mortgage Association, Series 2013-117, Class S, 6.416%, 11/25/2043(c)(f)	984,393
622,000	Federal National Mortgage Association , REMIC, Series 2019-55, Class PL, 3.500%, 10/25/2049(d)(e)	697,278
88,825	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.066%, 1/25/2024(c)(d)(e)(f)	8,664
1,078,189	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(a)(c)	1,205,042
2,232,144	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 23.744%, 6/25/2035(a)(c)	3,762,713

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$2,225,259	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(a)	$2,727,011
1,735,786	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 23.524%, 6/25/2036(a)(c)	3,013,259
79,779	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.116%, 8/25/2036(c)(d)(e)(f)	15,725
477,298	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 32.078%, 8/25/2036(c)	974,545
1,141,665	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.508%, 8/25/2038(a)(c)	1,231,154
300,192	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.213%, 11/25/2038(c)(d)(e)	330,166
1,305,183	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.510%, 3/25/2039(a)(c)	1,366,821
1,535,754	Federal National Mortgage Association, REMIC, Series 2009-63, Class LM, 5.000%, 8/25/2039	1,724,344
34,205	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024(d)(e)	35,032
112,855	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 2.585%, 12/25/2039(c)(d)(e)	117,851
2,314,048	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040(a)	2,818,283
1,710,328	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1-month LIBOR + 0.400%, 0.585%, 9/25/2040(a)(b)	1,711,396
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 7.527%, 11/25/2040(c)	602,814
3,254,092	Federal National Mortgage Association, REMIC, Series 2011-51, Class SM, 5.666%, 6/25/2041(c)(d)(e)(f)	587,073
4,373,009	Federal National Mortgage Association, REMIC, Series 2012-112, Class DA, 3.000%, 10/25/2042(a)	4,701,624
8,502,803	Federal National Mortgage Association, REMIC, Series 2012-97, Class SB, 5.816%, 9/25/2042(c)(f)	1,684,172
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.695%, 7/25/2043(a)(c)	2,164,856
816,833	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 5.891%, 3/25/2043(c)	843,717
3,105,614	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.966%, 8/25/2042(a)(c)(d)(e)(f)	512,314
3,918,202	Federal National Mortgage Association, REMIC, Series 2013-62, Class PY, 2.500%, 6/25/2043	4,175,182
25,529,924	Federal National Mortgage Association, REMIC, Series 2014-15, Class SA, 5.866%, 4/25/2044(c)(f)	4,986,426
3,500,912	Federal National Mortgage Association, REMIC, Series 2014-28, Class SD, 5.866%, 5/25/2044(c)(d)(e)(f)	665,545
93,578	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)(d)(e)	95,827
1,636,506	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(a)(c)	1,819,436
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	802,781
2,827,399	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(a)(c)	3,047,926
16,558,066	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 5.916%, 10/25/2034(a)(c)(f)	3,136,444

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$20,156,907	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 5.916%, 9/25/2046(a)(c)(f)	$4,021,908
13,348,181	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 5.916%, 9/25/2046(a)(c)(f)	2,772,277
8,546,959	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 5.916%, 11/25/2046(c)(f)	1,728,195
7,985,079	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 5.916%, 11/25/2046(c)(f)	1,668,177
10,027,430	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 6.466%, 12/25/2046(a)(c)(f)	2,076,934
6,203,635	Federal National Mortgage Association, REMIC, Series 2017-89, Class KZ, 3.500%, 8/25/2047	6,889,462
17,119,813	Federal National Mortgage Association, REMIC, Series 2019-20, Class LY, 3.500%, 10/25/2048(a)	18,550,880
1,578,000	Federal National Mortgage Association, REMIC, Series 2019-64, Class ML, 3.500%, 11/25/2049	1,787,236
6,000,000	Federal National Mortgage Association, Series 2010-134, Class DB, 4.500%, 12/25/2040(a)	7,134,952
3,301,597	Federal National Mortgage Association, Series 2011-109, Class PZ, 4.500%, 8/25/2041	4,053,418
1,912,100	Federal National Mortgage Association, Series 2011-60, Class ZB, 5.000%, 7/25/2041	2,294,338
14,445,113	Federal National Mortgage Association, Series 2016-22, Class ST, IO, 5.916%, 4/25/2046(a)(c)(f)	2,843,963
13,038,646	Federal National Mortgage Association, Series 2017-26, Class SA, 5.966%, 4/25/2047(a)(c)(f)	2,700,635
68,396,848	Federal National Mortgage Association, Series 2017-57, Class SD, IO, 2.750%, 8/25/2047(a)(c)(f)	6,307,927
4,158,638	Federal National Mortgage Association, Series 2019-42, Class PT, 3.000%, 8/25/2049	4,357,144
495,021	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(a)(d)(e)(f)	91,430
124,123	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(a)(c)(d)(e)(f)	31,963
508,665	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(a)(d)(e)(f)	106,336
339,342	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(d)(e)(f)	63,814
1,128,192	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(a)(d)(e)(f)	207,289
463,575	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(a)(d)(e)(f)	103,598
257,770	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(a)(d)(e)(f)	58,337
564,517	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(a)(d)(e)(f)	129,939
251,466	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(a)(d)(e)(f)	65,786
295,505	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(a)(d)(e)(f)	65,011
368,679	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(a)(d)(e)(f)	100,734
361,245	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(a)(d)(e)(f)	74,070

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$182,528	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(a)(c)(d)(e)(f)	$35,400
216,261	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(a)(d)(e)(f)	46,606
149,026	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(a)(c)(d)(e)(f)	31,591
41,075	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(d)(e)(f)	8,584
1,234,617	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(a)(c)(d)(e)(f)	246,883
454,426	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(a)(d)(e)(f)	106,400
348,219	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(a)(c)(d)(e)(f)	63,258
356,693	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(a)(c)(d)(e)(f)	49,561
192,267	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(a)(d)(e)(f)	50,483
32,797	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)(f)	8,762
1,021,775	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.620%, 8/20/2069(b)	1,013,992
300,804	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)(e)	368,259
376,573	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.854%, 2/20/2060(b)	378,704
727,782	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 0.633%, 10/20/2060(b)	724,022
663,136	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 0.653%, 5/20/2059(a)(b)	661,402
203,443	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.653%, 10/20/2060(b)	202,392
2,086,295	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 0.853%, 9/20/2061(a)(b)	2,087,178
1,006,629	Government National Mortgage Association, Series 2011-H01, Class AF, 1-month LIBOR + 0.450%, 0.753%, 11/20/2060(b)	1,004,481
179,557	Government National Mortgage Association, Series 2011-H05, Class FB, 1-month LIBOR + 0.500%, 0.803%, 12/20/2060(b)	179,391
174,411	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 0.753%, 2/20/2061(b)	174,035
91,026	Government National Mortgage Association, Series 2011-H11, Class FA, 1-month LIBOR + 0.500%, 0.803%, 3/20/2061(b)	90,948
129,265	Government National Mortgage Association, Series 2011-H21, Class FA, 1-month LIBOR + 0.600%, 0.903%, 10/20/2061(b)(d)(e)	128,821
348,083	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 0.870%, 10/20/2061(b)	346,961
5,272,827	Government National Mortgage Association, Series 2012-H08, Class FA, 1-month LIBOR + 0.600%, 0.903%, 1/20/2062(a)(b)	5,281,031
58,124	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(a)(d)(e)	58,987
714,347	Government National Mortgage Association, Series 2012-H11, Class GA, 1-month LIBOR + 0.580%, 0.883%, 5/20/2062(b)	715,009
171,603	Government National Mortgage Association, Series 2012-H16, Class HA, 2.000%, 7/20/2062	175,491

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,465,486	Government National Mortgage Association, Series 2012-H20, Class BA, 1-month LIBOR + 0.560%, 0.863%, 9/20/2062(a)(b)	$1,466,276
2,980,015	Government National Mortgage Association, Series 2012-H20, Class PT, 1.016%, 7/20/2062(c)	2,976,610
488,838	Government National Mortgage Association, Series 2012-H22, Class HD, 5.228%, 1/20/2061(c)(d)(e)	536,836
8,918	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 0.903%, 10/20/2062(b)(d)(e)	8,887
1,397,703	Government National Mortgage Association, Series 2012-H24, Class HI, 0.769%, 10/20/2062(c)(d)(e)(f)	48,392
2,856,940	Government National Mortgage Association, Series 2012-H26, Class BA, 1-month LIBOR + 0.350%, 0.653%, 10/20/2062(a)(b)	2,845,097
1,234,372	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 0.703%, 10/20/2062(a)(b)	1,230,494
1,843,782	Government National Mortgage Association, Series 2012-H30, Class GA, 1-month LIBOR + 0.350%, 0.653%, 12/20/2062(a)(b)	1,836,554
759,950	Government National Mortgage Association, Series 2013-H01, Class JA, 1-month LIBOR + 0.320%, 0.623%, 1/20/2063(b)(d)(e)	752,596
827,865	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063	832,257
857,001	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063	868,370
1,789,840	Government National Mortgage Association, Series 2013-H13, Class SI, 1.288%, 6/20/2063(c)(d)(e)(f)	104,259
1,433,991	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 0.773%, 5/20/2063(b)	1,431,969
17,120,957	Government National Mortgage Association, Series 2013-H16, Class AI, 1.586%, 7/20/2063(c)(d)(e)(f)	589,021
11,569,447	Government National Mortgage Association, Series 2013-H18, Class EI, 1.713%, 7/20/2063(c)(d)(e)(f)	571,634
1,600,936	Government National Mortgage Association, Series 2013-H18, Class JI, 1.328%, 8/20/2063(c)(d)(e)(f)	57,454
995,648	Government National Mortgage Association, Series 2013-H19, Class DF, 1-month LIBOR + 0.650%, 0.953%, 5/20/2063(b)	997,696
446,106	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 0.903%, 8/20/2063(b)(d)(e)	444,510
1,271,201	Government National Mortgage Association, Series 2013-H21, Class FB, 1-month LIBOR + 0.700%, 1.003%, 9/20/2063(b)	1,275,703
2,052,449	Government National Mortgage Association, Series 2013-H22, Class FB, 1-month LIBOR + 0.700%, 1.003%, 8/20/2063(a)(b)	2,059,434
192,016	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 0.820%, 4/20/2063(b)	191,251
9,854,568	Government National Mortgage Association, Series 2014-H03, Class FS, 1-month LIBOR + 0.650%, 0.953%, 2/20/2064(a)(b)	9,893,705
6,714,967	Government National Mortgage Association, Series 2014-H05, Class FB, 1-month LIBOR + 0.600%, 0.903%, 12/20/2063(a)(b)	6,725,549
2,163,043	Government National Mortgage Association, Series 2014-H06, Class FA, 1-month LIBOR + 0.570%, 0.873%, 3/20/2064(a)(b)	2,164,867
9,418,916	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.600%, 6/20/2064(a)(c)	10,468,490
2,482,513	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 1.516%, 7/20/2064(a)(b)	2,479,604
1,930,947	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.803%, 7/20/2064(a)(b)	1,928,342

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$21,773,528	Government National Mortgage Association, Series 2014-H24, Class HI, 0.955%, 9/20/2064(c)(f)	$796,780
7,461,526	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(f)	742,191
8,873,320	Government National Mortgage Association, Series 2015-69, Class DZ, 3.500%, 5/20/2045(a)	9,755,577
14,686,870	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.593%, 10/20/2064(a)(c)	16,892,755
11,639,279	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 0.773%, 2/20/2065(a)(b)	11,614,777
797,611	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(c)(d)(e)	845,670
46,080	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.603%, 4/20/2061(a)(b)(d)(e)	45,746
3,004,781	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	3,070,965
2,505,037	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 0.533%, 5/20/2065(a)(b)	2,487,143
65,192	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.583%, 5/20/2063(a)(b)(d)(e)	64,634
66,966	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 0.503%, 4/20/2063(a)(b)(d)(e)	66,181
4,657,817	Government National Mortgage Association, Series 2015-H26, Class FC, 1-month LIBOR + 0.600%, 0.903%, 8/20/2065(a)(b)	4,663,408
403,346	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.017%, 3/20/2065(c)(d)(e)	440,549
32,999	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 1.003%, 10/20/2065(a)(b)(d)(e)	32,902
123,354	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.586%, 9/20/2065(c)(d)(e)	153,180
8,554	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.983%, 8/20/2061(b)(d)(e)	8,508
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	2,084,744
925,930	Government National Mortgage Association, Series 2016-23, Class PA, 5.633%, 7/20/2037(a)(c)	1,084,197
16,164,263	Government National Mortgage Association, Series 2016-H01, Class AI, 2.366%, 1/20/2066(a)(c)(f)	1,302,015
3,582,059	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.223%, 2/20/2066(a)(b)	3,625,085
4,093,219	Government National Mortgage Association, Series 2016-H08, Class FT, 1-month LIBOR + 0.720%, 1.023%, 2/20/2066(b)	4,108,003
23,760,325	Government National Mortgage Association, Series 2016-H09, Class JI, 2.045%, 4/20/2066(a)(c)(f)	2,121,607
927,663	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 0.903%, 4/20/2066(a)(b)	928,215
4,145,914	Government National Mortgage Association, Series 2016-H13, Class FD, 1-year CMT + 0.450%, 0.620%, 5/20/2066(b)	4,112,769
1,104,903	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 0.883%, 5/20/2066(a)(b)	1,105,698
597,402	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.142%, 8/20/2063(c)(d)(e)	632,485
590,600	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.355%, 8/20/2066(c)(d)(e)	654,140

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$580,752	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.118%, 6/20/2061(c)(d)(e)	$598,221
406,701	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 0.703%, 8/20/2066(a)(b)	406,628
210,363	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 0.703%, 9/20/2063(a)(b)	210,265
7,517,892	Government National Mortgage Association, Series 2016-H20, Class FG, 1-month LIBOR + 0.700%, 1.003%, 8/20/2066(a)(b)	7,542,025
3,132,823	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 3.019%, 1/20/2067(c)(d)(e)(f)	317,303
2,820,736	Government National Mortgage Association, Series 2017-H14, Class FK, 1-year CMT + 0.200%, 0.370%, 5/20/2067(a)(b)	2,783,848
3,218,633	Government National Mortgage Association, Series 2017-H17, Class FG, 1-month LIBOR + 0.500%, 0.803%, 8/20/2067(a)(b)	3,215,787
26,380,637	Government National Mortgage Association, Series 2018-110, Class IO, 0.679%, 1/16/2060(c)(f)	1,646,540
2,312,775	Government National Mortgage Association, Series 2018-124, Class KY, 3.500%, 9/20/2048	2,618,011
37,427,178	Government National Mortgage Association, Series 2018-129, Class IO, 0.599%, 7/16/2060(c)(f)	2,362,508
32,170,582	Government National Mortgage Association, Series 2018-143, Class IO, 0.671%, 10/16/2060(c)(f)	2,228,862
3,915,232	Government National Mortgage Association, Series 2018-160 Class BY, 4.000%, 11/20/2048	4,438,892
644,459	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.503%, 10/20/2064(a)(b)	643,148
3,864,811	Government National Mortgage Association, Series 2018-H04, Class FM, 1-month LIBOR + 0.300%, 0.603%, 3/20/2068(a)(b)	3,838,010
564,846	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 0.553%, 6/20/2068(a)(b)	563,287
8,630,705	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 2.590%, 6/20/2068(a)(b)	8,530,150
4,203,187	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 0.653%, 9/20/2068(a)(b)	4,196,282
3,899,198	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.272%, 5/20/2068(c)	5,070,747
2,530,309	Government National Mortgage Association, Series 2019-1 Class CY, 4.000%, 1/20/2049	3,021,918
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(d)(e)	301,265
34,775,059	Government National Mortgage Association, Series 2019-116, Class IO, 0.852%, 12/16/2061(c)(f)	2,790,382
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(d)(e)	352,276
9,563,379	Government National Mortgage Association, Series 2019-136, Class EL, 3.000%, 11/20/2049(a)	10,526,577
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 5.360%, 2/20/2044(c)(f)	2,900,682
2,503,752	Government National Mortgage Association, Series 2019-31, Class HD, 3.500%, 3/20/2049	2,728,785
1,000,000	Government National Mortgage Association, Series 2019-31, Class V, 3.500%, 2/20/2039	1,087,993
12,203,839	Government National Mortgage Association, Series 2019-44, Class BS, 5.860%, 4/20/2049(c)(f)	1,584,197

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$5,553,104	Government National Mortgage Association, Series 2019-61, Class M, 3.500%, 3/20/2049	$6,217,502
12,280,000	Government National Mortgage Association, Series 2019-70, Class SK, 5.810%, 8/20/2043(c)(f)	3,597,151
4,075,853	Government National Mortgage Association, Series 2019-71, Class JY, 3.000%, 6/20/2049	4,445,897
7,357,775	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.703%, 10/20/2068(a)(b)	7,338,714
1,875,053	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.291%, 1/20/2069(c)	2,497,670
9,217,353	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068(a)	10,092,666
23,928,907	Government National Mortgage Association, Series 2019-H17, Class HA, 3.000%, 3/20/2069(a)	25,617,436
4,647,561	Government National Mortgage Association, Series 2019-H18, Class DF, 1-month LIBOR + 0.400%, 0.703%, 10/20/2069(b)	4,630,262
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(f)	3,556,242

		535,002,124

	Hybrid ARMs – 0.4%
94,340	FHLMC, 1-year CMT + 2.278%, 3.867%, 1/01/2036(a)(b)	95,199
1,126,205	FHLMC, 1-year CMT + 2.215%, 3.919%, 6/01/2035(a)(b)	1,175,224
58,428	FHLMC, 1-year CMT + 2.258%, 4.167%, 1/01/2035(a)(b)	61,126
458,141	FHLMC, 12-month LIBOR + 2.190%, 4.190%, 2/01/2037(a)(b)	491,455
165,257	FNMA, 6-month LIBOR + 1.558%, 3.419%, 2/01/2037(a)(b)	170,643
299,234	FNMA, 12-month LIBOR + 1.677%, 3.732%, 8/01/2038(a)(b)	304,931
1,088,338	FNMA, 1-year CMT + 2.220%, 3.841%, 6/01/2034(a)(b)	1,137,491
1,562,477	FNMA, 12-month LIBOR + 1.725%, 3.940%, 9/01/2037(a)(b)	1,646,557
461,254	FNMA, 1-year CMT + 2.135%, 3.967%, 9/01/2034(a)(b)	480,787
204,428	FNMA, 1-year CMT + 2.045%, 4.045%, 10/01/2035(a)(b)	205,362
181,532	FNMA, 12-month LIBOR + 1.877%, 4.271%, 9/01/2036(a)(b)	192,029

		5,960,804

	Mortgage Related – 21.7%
34,711	FHLMC, 5.000%, 9/01/2035	39,767
23,511,890	FNMA, 2.500%, with various maturities in 2050(h)	24,564,788
1,003,641	FNMA, 4.000%, with various maturities from 2045 to 2052(h)	1,073,234
292,749	FNMA, 5.500%, 8/01/2034(a)	336,001

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$3,374	FNMA, 6.000%, 10/01/2034	$3,935
731,570	GNMA, 1-month LIBOR + 0.532%, 1.520%, 8/20/2063(b)	736,158
319,573	GNMA, 1-month LIBOR + 1.735%, 2.724%, 7/20/2060(b)	332,446
1,101,854	GNMA, 1-month LIBOR + 1.740%, 2.738%, 2/20/2061(a)(b)	1,142,126
256,206	GNMA, 1-month LIBOR + 1.791%, 2.780%, 9/20/2060(b)	266,206
1,465,102	GNMA, 1-month LIBOR + 1.969%, 2.957%, 2/20/2063(a)(b)	1,514,233
743,581	GNMA, 1-month LIBOR + 2.305%, 3.294%, 6/20/2065(b)	797,746
18,392	GNMA, 3.355%, 8/20/2062(c)	18,593
15,900	GNMA, 3.791%, 2/20/2063(c)	16,262
16,654	GNMA, 3.890%, 6/20/2062(c)	16,682
36,063	GNMA, 3.897%, 7/20/2062(c)	36,960
2,595	GNMA, 3.916%, 5/20/2062(c)	2,606
7,092	GNMA, 3.989%, 3/20/2063(c)	7,236
1,673	GNMA, 3.991%, 5/20/2062(c)	1,810
4,040	GNMA, 4.042%, 10/20/2062(c)	4,249
3,395	GNMA, 4.044%, 12/20/2062(c)	3,437
216,984	GNMA, 4.062%, 6/20/2063(c)	223,650
603,830	GNMA, 4.128%, 4/20/2063(a)(c)	613,719
1,177	GNMA, 4.160%, 11/20/2062(c)	1,208
415,184	GNMA, 4.173%, 2/20/2063(a)(c)	422,426
3,939	GNMA, 4.175%, 12/20/2063(c)	4,011
74,890	GNMA, 4.195%, 1/20/2064(c)	76,207
219,476	GNMA, 4.204%, 3/20/2063(c)	227,536
432,474	GNMA, 4.228%, 4/20/2063(a)(c)	439,468
51,617	GNMA, 4.253%, 1/20/2063(c)	51,910
1,361	GNMA, 4.255%, 12/20/2063(c)	1,404
12,611	GNMA, 4.257%, 12/20/2062(c)	13,059

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$13,227	GNMA, 4.261%, 6/20/2062(c)	$13,501
122,236	GNMA, 4.264%, 7/20/2063(a)(c)	125,839
227,611	GNMA, 4.270%, 1/20/2067(a)(c)	231,228
542,248	GNMA, 4.272%, 5/20/2063(a)(c)	555,429
24,362	GNMA, 4.289%, 12/20/2061(a)(c)	26,813
1,785	GNMA, 4.310%, 12/20/2060(c)	2,003
26,425	GNMA, 4.318%, 11/20/2063(c)	27,249
601,200	GNMA, 4.321%, 3/20/2063(a)(c)	606,729
6,818	GNMA, 4.390%, with various maturities in 2062(c)(h)	6,964
981,104	GNMA, 4.392%, 6/20/2063(a)(c)	1,002,636
23,570	GNMA, 4.397%, 1/20/2063(c)	23,873
7,916	GNMA, 4.403%, 3/20/2063(c)	7,995
34,033	GNMA, 4.418%, 2/20/2067(c)	38,301
17,900	GNMA, 4.424%, 10/20/2061(c)	18,553
807,114	GNMA, 4.431%, 7/20/2061(c)	842,706
12,383	GNMA, 4.438%, 8/20/2062(c)	13,001
33,633	GNMA, 4.455%, 1/20/2067(c)	38,079
1,101,541	GNMA, 4.459%, 4/20/2066(a)(c)	1,198,615
9,410	GNMA, 4.473%, 3/20/2063(c)	9,488
16,569	GNMA, 4.493%, 7/20/2062(c)	16,923
2,056,128	GNMA, 4.498%, 2/20/2067(a)(c)	2,324,959
89,487	GNMA, 4.500%, 9/20/2060(c)	90,548
77,991	GNMA, 4.510%, 7/20/2063(c)	78,881
18,941	GNMA, 4.516%, 9/20/2062(c)	19,967
3,919	GNMA, 4.517%, 3/20/2062(c)	4,337
2,888,967	GNMA, 4.523%, 12/20/2064(a)(c)	3,190,640
314,595	GNMA, 4.526%, 8/20/2063(c)	318,389

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$1,209,160	GNMA, 4.536%, 11/20/2063(c)	$1,304,931
2,176,872	GNMA, 4.537%, 12/20/2066(a)(c)	2,458,206
12,390,791	GNMA, 4.543%, 6/20/2067(a)(c)	14,098,049
984,613	GNMA, 4.545%, 7/20/2067(c)	1,123,555
2,174,927	GNMA, 4.548%, with various maturities from 2063 to 2067(a)(c)(h)	2,486,846
1,040,062	GNMA, 4.551%, 2/20/2067(c)	1,175,429
438,823	GNMA, 4.561%, 2/20/2066(c)	486,139
1,036,486	GNMA, 4.565%, 2/20/2068(c)	1,134,483
1,574,895	GNMA, 4.566%, 5/20/2067(a)(c)	1,809,481
4,139,979	GNMA, 4.580%, with various maturities from 2064 to 2065(a)(c)(h)	4,559,782
1,441,247	GNMA, 4.581%, 12/20/2063(c)	1,555,309
8,296,308	GNMA, 4.586%, with various maturities from 2065 to 2067(a)(c)(h)	9,349,871
806,270	GNMA, 4.593%, 7/20/2067(c)	913,112
1,241,963	GNMA, 4.604%, 1/20/2067(a)(c)	1,411,233
1,079,960	GNMA, 4.606%, 4/20/2067(c)	1,212,905
1,383,429	GNMA, 4.607%, 5/20/2067(c)	1,514,851
10,635,905	GNMA, 4.608%, with various maturities from 2063 to 2067(a)(c)(h)	11,970,755
8,697,968	GNMA, 4.609%, with various maturities in 2067(a)(c)(h)	9,961,996
684,797	GNMA, 4.622%, 4/20/2067(c)	749,613
8,760	GNMA, 4.623%, 4/20/2067(c)	9,454
14,136	GNMA, 4.630%, with various maturities from 2061 to 2062(a)(c)(h)	14,427
112,060	GNMA, 4.632%, 4/20/2062(c)	116,598
724,441	GNMA, 4.634%, 9/20/2063(c)	789,302
12,412	GNMA, 4.640%, 3/20/2062(c)	13,148
37,956	GNMA, 4.641%, 1/20/2064(c)	41,836
3,033,475	GNMA, 4.646%, 6/20/2066(a)(c)	3,377,509
10,335,569	GNMA, 4.647%, with various maturities from 2066 to 2067(a)(c)(h)	11,767,903

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$1,458	GNMA, 4.650%, 1/20/2061(c)	$1,548
3,397,709	GNMA, 4.656%, 3/20/2067(a)(c)	3,989,014
44,754	GNMA, 4.663%, 9/20/2063(c)	48,445
1,031,138	GNMA, 4.669%, 10/20/2064(c)	1,121,612
33,063	GNMA, 4.670%, 2/20/2067(c)	36,954
691,070	GNMA, 4.671%, 11/20/2063(c)	760,103
1,176,785	GNMA, 4.684%, 5/20/2064(a)(c)	1,290,979
206,380	GNMA, 4.700%, with various maturities from 2061 to 2062(c)(h)	213,921
7,702	GNMA, 4.714%, 8/20/2061(c)	7,917
1,175	GNMA, 4.720%, 3/20/2061(c)	1,190
579,685	GNMA, 4.730%, 12/20/2063(c)	625,243
11	GNMA, 4.740%, 10/20/2060(c)	13
663	GNMA, 4.747%, 3/20/2062(c)	714
5,535	GNMA, 4.810%, with various maturities from 2060 to 2061(c)(h)	6,457
4,344	GNMA, 4.821%, 1/20/2062(c)	4,495
1,221	GNMA, 4.872%, 11/20/2061(c)	1,236
259,266	GNMA, 4.887%, 12/20/2061(a)(c)	293,667
68	GNMA, 4.940%, 2/20/2062(c)	69
8,768	GNMA, 5.027%, 6/20/2061(a)(c)	8,977
585	GNMA, 5.067%, 2/20/2062(c)	629
6,175	GNMA, 5.140%, 5/20/2060(c)	6,288
255	GNMA, 5.141%, 9/20/2063(c)	283
1,102	GNMA, 5.196%, 1/20/2062(c)	1,124
451	GNMA, 5.240%, 5/20/2060(c)	462
313	GNMA, 5.308%, 3/20/2064(c)	327
898	GNMA, 5.332%, 12/20/2061(c)	928
408	GNMA, 5.333%, 6/20/2062(c)	421

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$501	GNMA, 5.391%, 11/20/2063(c)	$511
2,002	GNMA, 5.460%, 7/20/2059(c)	2,312
96	GNMA, 5.470%, with various maturities in 2059(c)(h)	101
3,098	GNMA, 5.500%, with various maturities from 2058 to 2059(c)(h)	3,565
7,157	GNMA, 5.585%, 11/20/2059(c)	8,463
1,427	GNMA, 5.625%, with various maturities from 2059 to 2060(c)(h)	1,434
510	GNMA, 5.630%, 6/20/2061(c)	529
395	GNMA, 5.661%, 9/20/2059(c)	447
3,251	GNMA, 5.669%, 6/20/2059(c)	3,842
135,610,000	GNMA (TBA), 3.000%, 8/01/2050(i)	143,396,980
108,750	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.582%, 8/20/2068(c)(d)(e)	141,708
5,517,121	Government National Mortgage Association, Series 2019-HO2, Class JA, 3.500%, 12/20/2068	6,055,868
32,350,000	UMBS® (TBA), 3.000%, 8/01/2050(i)	34,013,567

		321,281,785

	Non-Agency Commercial Mortgage-Backed Securities – 12.7%
4,155,000	BANK, Series 2019-BN19, Class A3, 3.183%, 8/15/2061	4,652,983
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,897,040
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	4,119,260
2,390,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	2,647,016
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,914,644
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,872,818
4,630,000	Benchmark Mortgage Trust, Series 2019-B11, Class A5, 3.542%, 5/15/2052	5,313,139
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,834,157
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	5,704,069
510,000	Cali Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	582,190
6,637,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	7,362,683
4,355,000	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	4,827,995

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$6,000,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	$6,457,812
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	2,350,461
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(a)(c)	2,800,544
2,605,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(a)	2,672,069
5,595,000	Commercial Mortgage Pass Through Certificates, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,944,506
378,831	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	379,397
2,087,213	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(a)	2,158,488
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	1,309,266
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,407,623
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(a)	2,732,234
3,110,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(a)	3,351,779
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,271,404
2,250,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 1-month LIBOR +1.900%, 2.085%, 1/15/2034, 144A(b)	2,087,679
6,160,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	6,012,042
695,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	635,160
2,045,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	1,765,578
5,000,000	CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016%, 9/15/2052	5,462,320
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,619,750
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(a)(c)	5,734,607
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(a)(c)	3,697,564
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(a)	3,166,006
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,531,727
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	5,532,610
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,790,415
2,008,003	HPLY Trust, Series 2019-HIT, Class B, 1-month LIBOR + 1.350%, 1.535%, 11/15/2036, 144A(b)	1,857,220
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A(a)	4,934,172

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,177,527	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(a)	$1,219,696
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(a)	2,827,656
1,433,209	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(a)	1,444,667
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.661%, 6/15/2044, 144A(c)	739,631
3,135,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.828%, 2/05/2035, 144A(a)(c)	3,091,247
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	6,445,101
3,009,743	Motel 6 Trust, Series 2017-MTL6, Class A, 1-month LIBOR + 0.920%, 1.105%, 8/15/2034, 144A(b)	2,950,297
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031, 144A(c)	2,858,747
1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.655%, 11/15/2027, 144A(a)(b)	1,349,868
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1-month LIBOR + 1.900%, 2.085%, 11/15/2027, 144A(b)(g)(j)	4,839,548
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,513,848
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	5,890,566
3,940,396	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(a)	4,113,019
5,607,153	Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class A5, 4.023%, 3/15/2052	6,533,198
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	5,575,645
1,446,824	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,530,505
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,762,271
3,614,983	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	3,749,693

		187,825,630

	Total Bonds and Notes (Identified Cost $1,522,986,627)	1,525,121,496

Collateralized Loan Obligations – 3.8%
1,170,000	Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, 3-month LIBOR + 1.900%, 3.035%, 4/20/2026, 144A(b)	1,146,614
821,583	Acis CLO Ltd., Series 2014-4A, Class A, 3-month LIBOR + 1.420%, 2.107%, 5/01/2026, 144A(b)	818,793
1,292,436	Hull Street CLO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.220%, 2.355%, 10/18/2026, 144A(b)	1,286,817
60,344	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 2.067%, 4/28/2025, 144A(b)	60,305
4,000,000	Allegro CLO Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.650%, 2.826%, 10/16/2030, 144A(b)	3,858,353
5,000,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A2R, 3-month LIBOR + 1.300%, 2.291%, 7/25/2027, 144A(b)	4,817,505

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$4,000,000	Trinitas CLO Ltd., Series 2017-6A, Class B, 3-month LIBOR + 1.850%, 2.841%, 7/25/2029, 144A(b)	$3,912,888
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3-month LIBOR + 1.300%, 2.190%, 1/15/2033, 144A(b)	2,936,352
525,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 2.150%, 3.285%, 10/20/2029, 144A(b)	518,782
4,500,000	Race Point CLO Ltd., Series 2013-8A, Class BR2, 3-month LIBOR + 1.500%, 1.877%, 2/20/2030, 144A(b)	4,315,002
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3-month LIBOR + 1.700%, 3.210%, 4/15/2033, 144A(b)	5,640,004
2,000,000	CBAM CLO Management, Series 2019-10A, Class A1A, 3-month LIBOR + 1.420%, 2.555%, 4/20/2032, 144A(b)	1,967,414
6,000,000	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3-month LIBOR + 1.080%, 1.472%, 11/15/2028, 144A(b)	5,925,723
2,960,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 3-month LIBOR + 1.330%, 2.465%, 1/20/2032, 144A(b)	2,868,380
3,000,000	Vibrant CLO Ltd., Series 2018-10A, Class A1, 3-month LIBOR + 1.200%, 2.335%, 10/20/2031, 144A(b)	2,919,831
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 2.889%, 7/15/2031, 144A(b)	573,507
4,380,000	Ares XLIII CLO Ltd., Series 2017-43A, Class A, 3-month LIBOR + 1.220%, 2.439%, 10/15/2029, 144A(b)	4,308,715
2,000,000	CarVal CLO III Ltd., Series 2019-2A, Class A, 3-month LIBOR + 1.350%, 2.485%, 7/20/2032, 144A(b)	1,961,068
1,750,000	Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, 3-month LIBOR + 1.200%, 2.041%, 7/29/2030, 144A(b)	1,713,806
400,000	Marble Point CLO X Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.800%, 3.019%, 10/15/2030, 144A(b)	388,534
1,500,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 3-month LIBOR + 1.210%, 2.429%, 10/15/2030, 144A(b)	1,462,970
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 2.835%, 10/18/2031, 144A(b)	1,267,651
2,560,000	Trinitas CLO VI Ltd., Series 2017-6A, Class AR, 3-month LIBOR + 1.170%, 2.161%, 7/25/2029, 144A(b)	2,509,010

	Total Collateralized Loan Obligations (Identified Cost $57,115,708)	57,178,024

Loan Participations – 0.2%
	ABS Other – 0.2%
2,857,353	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037 (d)(e) (Identified Cost $2,841,403)	2,428,750

Short-Term Investments – 7.5%
64,287,908	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $64,287,908 on 7/01/2020 collateralized by $10,719,500 U.S.Treasury Note, 2.500% due 2/28/2026 valued at $12,096,774; $49,680,200 U.S.Treasury Note, 1.625% due 2/15/2026 valued at $53,476,931 including accrued interest(k)	64,287,908
10,000,000	U.S. Treasury Bills, 0.119%, 8/20/2020(l)(m)	9,998,195
35,000,000	U.S. Treasury Bills, 0.139%, 10/08/2020(l)	34,985,081
1,600,000	U.S. Treasury Bills, 0.155%, 9/24/2020(l)(m)	1,599,452

Description	Value (†)
Total Short-Term Investments (Identified Cost $110,872,291)	$110,870,636

Total Investments – 114.4% (Identified Cost $1,693,816,029)	1,695,598,906
Other assets less liabilities – (14.4)%	(213,381,675)

Net Assets – 100.0%	$1,482,217,231

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$4,839,548	0.3%	$26,543,429	1.8%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $26,543,429 or 1.8% of net assets.
(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(g)	Illiquid security.
(h)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(i)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(j)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $4,839,548 or 0.3% of net assets.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $399,576,541 or 27.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2020	50	$11,040,923	$11,041,406	$(483)
5 Year U.S. Treasury Note	9/30/2020	468	58,740,844	58,847,344	(106,500)
10 Year U.S. Treasury Note	9/21/2020	621	86,234,293	86,425,734	(191,441)
Ultra 10 Year U.S. Treasury Note	9/21/2020	521	81,766,966	82,049,359	(282,393)

Total					$(580,817)

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At June 30, 2020, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[2]	Market Value	Unrealized Appreciation (Depreciation)[3]
63,000,000	USD	3/04/2024	2.564%	3-month LIBOR	$(5,865,811)	$(5,865,811)
50,000,000	USD	5/23/2024	2.222%	3-month LIBOR	(3,905,489)	(3,905,489)
35,000,000	USD	12/16/2029	1.804%	3-month LIBOR	(4,083,126)	(4,083,126)
15,000,000	USD	1/07/2030	1.763%	3-month LIBOR	(1,701,651)	(1,701,651)

Total					$(15,556,077)	$(15,556,077)

1	Payments are made semiannually.
2	Payments are made quarterly.
3	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$66,358,266	$712,015	(a)	$67,070,281
Agency Commercial Mortgage-Backed Securities	—	117,127,674	4,132,641	(a)	121,260,315
Collateralized Mortgage Obligations	—	515,873,809	19,128,315	(a)	535,002,124
Mortgage Related	—	321,140,077	141,708	(a)	321,281,785
All Other Bonds and Notes*	—	480,506,991	—		480,506,991

Total Bonds and Notes	—	1,501,006,817	24,114,679		1,525,121,496

Collateralized Loan Obligations	—	57,178,024	—		57,178,024
Loan Participations*	—	—	2,428,750	(a)	2,428,750
Short-Term Investments	—	110,870,636	—		110,870,636

Total	$—	$1,669,055,477	$26,543,429		$1,695,598,906

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(580,817)	$—	$—	$(580,817)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(15,556,077)	—	(15,556,077)

Total	$(580,817)	$(15,556,077)	$—	$(16,136,894)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
ABS Home Equity	$2,026,262	$—	$(712,273)	$193,089	$—	$(135,076)	$1,040,116	$(1,700,103)	$712,015	$190,218
ABS Other	484,855	—	—	—	—	—	—	(484,855)	—	—
ABS Student Loan	7,075,876	—	—	—	—	—	—	(7,075,876)	—	—
Agency Commercial Mortgage-Backed Securities	5,042,467	—	(3,798,170)	1,500,752	—	—	1,387,592	—	4,132,641	1,500,752
Collateralized Mortgage Obligations	16,317,990	6,204	(1,549,111)	1,176,884	5,178,581	(3,802,833)	3,960,279	(2,159,679)	19,128,315	1,129,764
Mortgage Related	—	—	—	8,323	133,385	—	—	—	141,708	8,323
Non-Agency Commercial Mortgage-Backed Securities	4,310,241	—	—	—	—	—	—	(4,310,241)	—	—
Loan Participations
ABS Other	4,421,731	818	8,478	(523,603)	—	(1,478,674)	—	—	2,428,750	(485,080)

Total	$39,679,422	$7,022	$(6,051,076)	$2,355,445	$5,311,966	$(5,416,583)	$6,387,987	$(15,730,754)	$26,543,429	$2,343,977

Debt securities valued at $6,387,987 were transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $15,730,754 were transferred from Level 3 to Level 2 during the period ended June 30, 2020. At September 30, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2020 these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of June 30, 2020, were as follows:

Description	Valuation Technique(s)	Unobservable Input		Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity	Market Discount	Discount Rate	[1]	1.00% - 3.00%	$712,015
Agency Commercial Mortgage-Backed Securities	Market Discount	Discount Rate	[1]	1.00% - 2.00%	4,132,641
Collateralized Mortgage Obligations	Market Discount	Discount Rate	[1]	0.50% - 2.00%	19,128,315
Mortgage Related	Market Discount	Discount Rate	[1]	1.00% - 2.00%	141,708

Total					24,114,679

[1]

“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. The Unobservable Input Value(s) noted above reflect a range due to the fact that there are multiple odd lot securities within each asset type that have had different discount rates applied. A significant change in the discount rate could have had a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts and swap agreements.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaps to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2020, the Fund used futures contracts to hedge against changes in interest rates and used both futures contracts and interest rate swaps to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2020:

Liabilities	Unrealized depreciation on futures contracts	Swap agreements at value
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(580,817)	$(15,556,077)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$10,298,870	$10,298,870

Industry Summary at June 30, 2020 (Unaudited)

Collateralized Mortgage Obligations	36.1%
Mortgage Related	21.7
Non-Agency Commercial Mortgage-Backed Securities	12.7
ABS Car Loan	8.4
Agency Commercial Mortgage-Backed Securities	8.2
ABS Other	5.6
ABS Home Equity	4.5
ABS Student Loan	2.9
Other Investments, less than 2% each	3.0
Collateralized Loan Obligations	3.8
Short-Term Investments	7.5

Total Investments	114.4
Other assets less liabilities (including swap agreements and futures contracts)	(14.4)

Net Assets	100.0%